S000009189 [Member] Expense Example, No Redemption - S000009189 [Member]	Dec. 31, 2025 USD ($)
C000024974 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 659
Expense Example, No Redemption, 3 Years	837
Expense Example, No Redemption, 5 Years	1,029
Expense Example, No Redemption, 10 Years	1,586
C000024976 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	165
Expense Example, No Redemption, 3 Years	511
Expense Example, No Redemption, 5 Years	881
Expense Example, No Redemption, 10 Years	1,721
C000024977 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	63
Expense Example, No Redemption, 3 Years	199
Expense Example, No Redemption, 5 Years	346
Expense Example, No Redemption, 10 Years	774
C000122750 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	59
Expense Example, No Redemption, 3 Years	186
Expense Example, No Redemption, 5 Years	324
Expense Example, No Redemption, 10 Years	726
C000122751 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	55
Expense Example, No Redemption, 3 Years	173
Expense Example, No Redemption, 5 Years	302
Expense Example, No Redemption, 10 Years	677
C000251062 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	63
Expense Example, No Redemption, 3 Years	199
Expense Example, No Redemption, 5 Years	346
Expense Example, No Redemption, 10 Years	$ 774